Costs incurred and estimated earnings net of billings on uncompleted contracts	12 Months Ended
Mar. 31, 2012
Costs incurred and estimated earnings net of billings on uncompleted contracts [Abstract]
Costs incurred and estimated earnings net of billings on uncompleted contracts

8. Costs incurred and estimated earnings net of billings on uncompleted contracts

	March 31, 2012	March 31, 2011
Costs incurred and estimated earnings on uncompleted contracts	$587,220	$946,482
Less billings to date	(509,511)	(845,547)
	$77,709	$100,935

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	March 31, 2012	March 31, 2011
Unbilled revenue	$86,859	$102,939
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(7,514)	(2,004)
	$79,345	$100,935

Unbilled revenue related to non-construction activities amounted to $1,636 (March 31, 2011– $nil).

An amount of $18,080 (March 31, 2011 – $72,025) is recognized within unbilled revenue relating to a single long-term customer contract, whereby the normal operating cycle for this project is greater than one year. As described in Note 2(b) the estimated balances within unbilled revenue are subject to uncertainty concerning ultimate realization.